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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment(Check only one.): [ ] is a restatement.

                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP
Address: 1133 Connecticut Avenue, N.W.
         Washington, DC 20036

FORM 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Afsaneh Mashayekhi Beschloss
Title: President & CEO
Phone: (202)331-3400

Signature, Place, and Date of Signing:


/s/ Afsaneh Mashayekhi Beschloss           Washington, DC       November 2, 2010
------------------------------------   ----------------------   ----------------
[Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:               14
Form 13F Information Table Value Total:         $120,320

                                          (in Thousands)

List of Other Included Managers: None
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                             13F INFORMATION TABLE

        ITEM 1             ITEM 2        ITEM 3   ITEM 4      ITEM 5       ITEM 6 ITEM 7      ITEM 8
--------------------- ---------------- --------- ------- ---------------- ------- ------ ----------------
                                                                                         VOTING AUTHORITY
                                                 VALUE    SH/PRN SH/ PUT/ INVSTMT OTHER  ----------------
        ISSUER         TITLE OF CLASS    CUSIP   (x1000)  AMOUNT PRN CALL DISCRTN MGRS   SOLE SHARED NONE
--------------------- ---------------- --------- ------- ------- --- ---- ------- ------ ---- ------ ----
ISHARES TR INDEX      FTSE XNHUA IDX   464287184   8,202 191,550 SH        SOLE           X
ISHARES INC           MSCI BRAZIL      464286400   9,952 129,360 SH        SOLE           X
ISHARES INC           MSCI CHILE INVES 464286640   2,391  32,300 SH        SOLE           X
ISHARES TR INDEX      MSCI EMERG MKT   464287234  11,711 261,590 SH        SOLE           X
ISHARES INC           MSCI MALAYSIA    464286830  11,562 841,500 SH        SOLE           X
ISHARES INC           MSCI MEX INVEST  464286822  10,687 201,675 SH        SOLE           X
ISHARES INC           MSCI S KOREA     464286772  23,450 438,400 SH        SOLE           X
ISHARES INC           MSCI TAIWAN      464286731   5,139 379,250 SH        SOLE           X
ISHARES INC           MSCI THAILAND    464286624   3,786  61,000 SH        SOLE           X
ISHARES INC           MSCI TURKEY FD   464286715   2,087  29,800 SH        SOLE           X
MARKET VECTORS ETF TR INDONESIA ETF    57060U753   8,661 100,000 SH        SOLE           X
MARKET VECTORS ETF TR RUSSIA ETF       57060U506   4,948 152,100 SH        SOLE           X
SPDR INDEX SHS FDS    EUROPE ETF       78463X608  16,135 355,000 SH        SOLE           X
WISDOMTREE TRUST      INDIA ERNGS FD   97717W422   1,609  61,000 SH        SOLE           X